GUIDESTONE FUNDS

Supplement dated September 30, 2008

to

Prospectus dated August 5, 2008

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES TO SMALL CAP EQUITY FUND

At a special meeting (the “Meeting”) held on September 24, 2008, the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the sub-advisory agreement with Provident Investment Counsel, LLC (“Provident”) on behalf of the Small Cap Equity Fund. At the Meeting, the Board, including the Independent Trustees, approved the ability of the Small Cap Equity Fund to invest in exchange-traded funds (“ETFs”) that seek investment results that correspond generally to the price and yield performance of the Russell 2000® Growth Index. It is currently intended that the assets of the Small Cap Equity Fund managed by Provident will be transferred into ETFs effective on or about October 3, 2008. GuideStone Capital Management, as Adviser, believes these changes will maintain the fundamental characteristics of the Fund’s structure and are in the best interest of shareholders. Aronson+Johnson+Ortiz, LP, Lord, Abbett & Co. LLC, TimesSquare Capital Management, LLC, Western Asset Management Company and Western Asset Management Company Limited will also continue to act as sub-advisers to the Small Cap Equity Fund. As a result, under the sub-heading “Sub-Advisers,” the paragraph titled “Provident Investment Counsel, LLC” on page 122 should be deleted in its entirety.

Effective on or about October 3, 2008, changes to the investment policies and risks of the Small Cap Equity Fund will be implemented.

Under the section titled “Principal Investment Strategies” for the Small Cap Equity Fund on page 103, the first bullet point should be deleted in its entirety and replaced with the following:

•

The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, consistent with the capitalization range of companies comprising the Russell 2000® Index (or other financial instruments, including exchange-traded funds (“ETFs”), that derive their value from the securities of such companies). The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

The following paragraph should be added to the section titled “Principal Investment Strategies” for the Small Cap Equity Fund on page 103:

•	The Fund may purchase ETFs that seek investment results that correspond generally to the price and yield performance of the Russell 2000® Growth Index, a subset of the Russell 2000® Index.

The following paragraph should be added to the section titled “Principal Risks” for the Small Cap Equity Fund on page 104:

•	The Fund may invest in index-based ETFs. As a shareholder, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to the Fund’s own expenses.

Under the heading “Additional Investment & Risk Information” on page 112, the paragraphs describing the strategy and risks of exchange-traded funds should be deleted in their entirety and replaced with the following:

Exchange-traded funds: Each Date Target Fund may invest up to 15% of its assets in exchange-traded funds (“ETFs”) that invest in inflation-protected securities issued by the U.S. Treasury (“TIPS”). The Small Cap Equity Fund may invest up to 15% of its assets in ETFs that seek investment results that correspond generally to the price and yield performance of the Russell 2000® Growth Index, a subset of the Russell 2000® Index. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s or Russell, selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Generally, under the Investment Company Act of 1940, as amended, a Fund may not acquire shares of another investment company, including ETFs, if (i) immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an ETF’s or other investment company’s total outstanding shares; (ii) the Fund’s investment in securities of an ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) more than 10% of its total assets would be invested in investment companies, including the ETF. However, the Date Target Funds and the Small Cap Equity Fund may invest in ETFs in excess of these limits in reliance on an exemptive order granted by the SEC. A Fund’s ability to invest in ETFs will be constrained unless the ETFs have received such an order from the SEC and the ETFs and the Fund take appropriate steps to comply with certain terms and conditions set forth in the order.

The risks of an investment in an ETF include fluctuations in the price of an ETF share that may cause an ETF share to trade above or below its net asset value; an active trading market for an ETF share may not develop or be maintained; or trading of ETF shares may be halted or de-listed from the exchange.

II. INFORMATION REGARDING SUB-ADVISERS OF THE GROWTH EQUITY FUND

In the section under “Growth Equity Fund” on page 121, the paragraph titled “Sands Capital Management, LLC” should be deleted in its entirety and replaced with the following:

Sands Capital Management, LLC (“Sands”), Arlington, Virginia: Sands has been managing assets since being founded in 1992. Sands has approximately $20.6 billion in assets under management as of December 31, 2007. The firm manages assets utilizing a large capitalization growth equity strategy. The investment team is led by Frank M. Sands, Jr., CFA, as Chief Investment Officer (“CIO”), and includes David E. Levanson, CFA, Senior Research Analyst, Senior Portfolio Manager and Director of U.S. Mutual Funds, and A. Michael Sramek, CFA, Senior Research Analyst and Senior Portfolio Manager. Each has been with Sands for more than five years. Mr. Sands, Jr. became the Chief Executive Officer and CIO of Sands effective September 5, 2008 and is responsible for the ultimate decisions made on the Fund’s portfolio. Mr. Levanson is responsible for day-to-day management of the Fund’s portfolio and investment of daily cash flows. Mr. Sands, Jr. and Mr. Sramek are responsible for the day-to-day management of the Fund’s portfolio in Mr. Levanson’s absence.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated September 30, 2008

to

Statement of Additional Information dated August 5, 2008

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Small Cap Equity Fund. Effective on or about October 3, 2008, any and all references to or information regarding Provident Investment Counsel, LLC should be deleted in their entirety, including: in the section describing Control Persons of Sub-Advisers on page 45, the paragraph titled “Provident Investment Counsel, LLC”; in the Other Accounts Managed chart on page 52, the horizontal rows of information titled “Provident Investment Counsel, LLC”; in the footnote to the Other Accounts Managed chart on page 54, the reference to “Provident Investment Counsel, LLC”; in the section describing Portfolio Manager Compensation on page 65, the paragraph titled “Provident Investment Counsel, LLC”; and in Appendix B — Proxy Voting on pages B-17 and B-18, the paragraphs titled “Provident Investment Counsel, LLC.”

Under the heading “Description of Investments and Risks,” the following text should replace in its entirety the fourth paragraph defining Investment Companies, which begins on page 20:

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. Each of the Date Target Funds may invest up to 15% of its assets in ETFs that invest in inflation-protected securities issued by the U.S. Treasury. See “Inflation-Protected Securities” below. The Small Cap Equity Fund may invest up to 15% of its assets in ETFs that seek investment results that correspond generally to the price and yield performance of the Russell 2000® Growth Index, a subset of the Russell 2000® Index.

Growth Equity Fund. In the Other Accounts Managed chart under the section titled “Sands Capital Management, LLC” on page 53, the information for Frank M. Sands, Sr., CFA should be deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.